Taxation	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
TAXATION

12. TAXATION

a. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

U.S.

Significant components of the provision for income taxes on earnings for the six months ended June 30, 2023 and 2024 are as follows:

	Six months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Current:	(13)	505
Deferred:	—	—
Provision for income tax (expenses) benefit	(13)	505

Reconciliation between total income tax expense and the amount computed by applying the U.S. statutory income tax rate to income before income taxes is as follows:

	Six months ended June 30,
	2023	2024
	%	%
	Unaudited	Unaudited
Weighted average statuary tax rate	21%	21%
States taxes, net of federal benefit	7%	6%
Tax effect of non-deductible expenses	—%	(1)%
Tax effect of non-taxable income	—%	—%
Changes in valuation allowance	—%	(28)%
Effect of tax amendment	(29)%	177%
Effective tax rate	(1)%	175%